Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Common share repurchased, shares	0
Dividends per share	$ 0.025
Distribution of dividends to common shareholders	$ 4,055,664